Commitments	12 Months Ended
Dec. 31, 2024
Commitments
Commitments

14. Commitment

In February 2017, the Company entered into an office lease arrangement for a term of five years with a commencement date of August 1, 2017 which ended on July 31, 2022.

In January 2022, the Company entered into an office lease arrangement for a term of five years with a commencement date of September 1, 2022. The basic rent per year is CAD$84,700 for years 1 to 2, CAD$87,300 for years 3 to 4, and CAD$89,900 for year 5. As at December 31, 2024, the Company is committed to the following payments for base rent at its corporate head office in Vancouver, BC, as follows:

Amount
(CAD$000)
Year:

2025	$87
2026	$88
2027	$60
$235